Fair Value - Schedule of Fair Value Assets and Liabilities (Footnote) (Details) - Carrying Value [Member] - Impaired Government Insured Stratum [Member] $ in Millions	Sep. 30, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSRs, at amortized cost	$ 144.2
Valuation allowance	$ 25.1